UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  SEPTEMBER 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 3RD QUARTER REPORT - PERIOD ENDED SEPTEMBER 30, 2014




[LOGO OF USAA]
   USAA(R)

PORTFOLIOS OF INVESTMENTS
3RD QUARTER
USAA TARGET RETIREMENT FUNDS
SEPTEMBER 30, 2014

                                                                      (FORM N-Q)

88235-1114                                   (C)2014, USAA. ALL RIGHTS RESERVED.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT INCOME FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (39.2%)
    116,619   USAA AGGRESSIVE GROWTH FUND                               $       4,955
    648,090   USAA EMERGING MARKETS FUND                                       11,342
  1,374,099   USAA FLEXIBLE INCOME FUND                                        14,249
    307,996   USAA GROWTH FUND                                                  7,487
    821,686   USAA INCOME STOCK FUND                                           14,725
  1,175,153   USAA INTERNATIONAL FUND                                          35,031
    113,689   USAA PRECIOUS METALS AND MINERALS FUND                            1,570
  1,747,989   USAA REAL RETURN FUND                                            18,127
    267,534   USAA S&P 500 INDEX FUND                                           7,536
    641,898   USAA SMALL CAP STOCK FUND*                                       11,593
    637,568   USAA TOTAL RETURN STRATEGY FUND                                   5,885
    728,447   USAA VALUE FUND                                                  14,678
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $113,565)        147,178
                                                                        -------------

              FIXED-INCOME FUNDS (54.1%)
  2,282,176   USAA HIGH INCOME FUND                                            20,038
  3,044,602   USAA INCOME FUND                                                 40,311
  5,575,182   USAA INTERMEDIATE-TERM BOND FUND                                 60,825
  8,866,173   USAA SHORT-TERM BOND FUND                                        81,657
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $191,478)                202,831
                                                                        -------------

              ULTRA SHORT FUNDS (5.7%)
  2,112,663   USAA ULTRA SHORT-TERM BOND FUND (COST: $21,320)                  21,359
                                                                        -------------

              MONEY MARKET INSTRUMENTS (1.0%)

              MONEY MARKET FUNDS (1.0%)
  3,814,096   STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                 PREMIER CLASS, 0.09% (A)(COST: $3,814)                         3,814
                                                                        -------------

              TOTAL INVESTMENTS (COST: $330,177)                        $     375,182
                                                                        =============

================================================================================

1  | USAA TARGET RETIREMENT INCOME FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $     147,178     $        --     $         --     $     147,178
FIXED-INCOME FUNDS                           202,831              --               --           202,831
ULTRA SHORT FUNDS                             21,359              --               --            21,359
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           3,814              --               --             3,814
-------------------------------------------------------------------------------------------------------
TOTAL                                  $     375,182     $        --     $         --     $     375,182
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2020 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (56.2%)
     343,658  USAA AGGRESSIVE GROWTH FUND                               $      14,602
   1,738,186  USAA EMERGING MARKETS FUND                                       30,418
   2,231,896  USAA FLEXIBLE INCOME FUND                                        23,145
     901,814  USAA GROWTH FUND                                                 21,923
   2,460,072  USAA INCOME STOCK FUND                                           44,084
   3,024,213  USAA INTERNATIONAL FUND                                          90,152
     367,876  USAA PRECIOUS METALS AND MINERALS FUND                            5,080
   2,870,930  USAA REAL RETURN FUND                                            29,772
     781,561  USAA S&P 500 INDEX FUND                                          22,017
   1,652,559  USAA SMALL CAP STOCK FUND*                                       29,845
   1,395,878  USAA TOTAL RETURN STRATEGY FUND                                  12,884
   2,165,475  USAA VALUE FUND                                                  43,634
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $284,659)        367,556
                                                                        -------------

              FIXED-INCOME FUNDS (39.8%)
   3,849,342  USAA HIGH INCOME FUND                                            33,797
   4,512,420  USAA INCOME FUND                                                 59,745
   8,601,573  USAA INTERMEDIATE-TERM BOND FUND                                 93,843
   7,885,633  USAA SHORT-TERM BOND FUND                                        72,627
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $236,371)                260,012
                                                                        -------------

              ULTRA SHORT FUNDS (2.6%)
   1,654,907  USAA ULTRA SHORT-TERM BOND FUND (COST: $16,704)                  16,731
                                                                        -------------

              MONEY MARKET INSTRUMENTS (1.5%)

              MONEY MARKET FUNDS (1.5%)
  10,182,882  STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                PREMIER CLASS, 0.09% (A) (COST: $10,183)                       10,183
                                                                        -------------

              TOTAL INVESTMENTS (COST: $547,917)                        $     654,482
                                                                        =============

================================================================================

3  | USAA TARGET RETIREMENT 2020 FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $     367,556     $        --     $         --     $     367,556
FIXED-INCOME FUNDS                           260,012              --               --           260,012
ULTRA SHORT FUNDS                             16,731              --               --            16,731
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          10,183              --               --            10,183
-------------------------------------------------------------------------------------------------------
TOTAL                                  $     654,482     $        --     $         --     $     654,482
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2030 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (76.1%)
     865,094  USAA AGGRESSIVE GROWTH FUND                               $      36,758
   4,238,928  USAA EMERGING MARKETS FUND                                       74,181
   3,263,766  USAA FLEXIBLE INCOME FUND                                        33,845
   2,247,256  USAA GROWTH FUND                                                 54,631
   6,130,769  USAA INCOME STOCK FUND                                          109,863
   7,535,840  USAA INTERNATIONAL FUND                                         224,643
   1,036,071  USAA PRECIOUS METALS AND MINERALS FUND                           14,308
   4,398,490  USAA REAL RETURN FUND                                            45,612
   1,947,725  USAA S&P 500 INDEX FUND                                          54,868
   4,085,149  USAA SMALL CAP STOCK FUND*                                       73,778
   3,027,797  USAA TOTAL RETURN STRATEGY FUND                                  27,947
   5,396,288  USAA VALUE FUND                                                 108,735
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $670,618)        859,169
                                                                        -------------

              FIXED-INCOME FUNDS (21.3%)
   4,907,343  USAA HIGH INCOME FUND                                            43,086
   5,055,793  USAA INCOME FUND                                                 66,939
  10,083,682  USAA INTERMEDIATE-TERM BOND FUND                                110,013
   2,273,754  USAA SHORT-TERM BOND FUND                                        20,941
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $214,713)                240,979
                                                                        -------------

              ULTRA SHORT FUNDS (1.0%)
   1,149,328  USAA ULTRA SHORT-TERM BOND FUND (COST: $11,614)                  11,620
                                                                        -------------

              MONEY MARKET INSTRUMENTS (1.6%)

              MONEY MARKET FUNDS (1.6%)
  17,477,823  STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                 PREMIER CLASS, 0.09% (A) (COST: $17,478)                      17,478
                                                                        -------------

              TOTAL INVESTMENTS (COST: $914,423)                        $   1,129,246
                                                                        =============

================================================================================

5  | USAA TARGET RETIREMENT 2030 FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $     859,169     $        --     $         --     $     859,169
FIXED-INCOME FUNDS                           240,979              --               --           240,979
ULTRA SHORT FUNDS                             11,620              --               --            11,620
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          17,478              --               --            17,478
-------------------------------------------------------------------------------------------------------
TOTAL                                  $   1,129,246     $        --     $         --     $   1,129,246
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2040 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (90.2%)
   1,069,852  USAA AGGRESSIVE GROWTH FUND                               $      45,458
   5,229,051  USAA EMERGING MARKETS FUND                                       91,508
   2,689,782  USAA FLEXIBLE INCOME FUND                                        27,893
   2,802,678  USAA GROWTH FUND                                                 68,133
   7,652,847  USAA INCOME STOCK FUND                                          137,139
   9,489,687  USAA INTERNATIONAL FUND                                         282,888
   1,501,764  USAA PRECIOUS METALS AND MINERALS FUND                           20,739
   3,890,384  USAA REAL RETURN FUND                                            40,343
   2,429,181  USAA S&P 500 INDEX FUND                                          68,430
   5,145,429  USAA SMALL CAP STOCK FUND*                                       92,927
   3,824,364  USAA TOTAL RETURN STRATEGY FUND                                  35,299
   6,735,581  USAA VALUE FUND                                                 135,722
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $813,702)      1,046,479
                                                                        -------------

              FIXED-INCOME FUNDS (7.1%)
   1,869,885  USAA HIGH INCOME FUND                                            16,418
   1,857,653  USAA INCOME FUND                                                 24,595
   3,761,876  USAA INTERMEDIATE-TERM BOND FUND                                 41,042
      51,514  USAA SHORT-TERM BOND FUND                                           474
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $74,008)                  82,529
                                                                        -------------

              ULTRA SHORT FUNDS (1.1%)
   1,224,910  USAA ULTRA SHORT-TERM BOND FUND (COST: $12,376)                  12,384
                                                                        -------------

              MONEY MARKET INSTRUMENTS (1.6%)

              MONEY MARKET FUNDS (1.6%)
  18,225,554  STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                 PREMIER CLASS, 0.09% (A) (COST: $18,226)                      18,226
                                                                        -------------

              TOTAL INVESTMENTS (COST: $918,312)                        $   1,159,618
                                                                        =============

================================================================================

7  | USAA TARGET RETIREMENT 2040 FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $   1,046,479     $        --     $         --     $   1,046,479
FIXED-INCOME FUNDS                            82,529              --               --            82,529
ULTRA SHORT FUNDS                             12,384              --               --            12,384
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          18,226              --               --            18,226
-------------------------------------------------------------------------------------------------------
TOTAL                                  $   1,159,618     $        --     $         --     $   1,159,618
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2050 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (95.3%)
    539,029   USAA AGGRESSIVE GROWTH FUND                               $      22,903
  2,989,519   USAA EMERGING MARKETS FUND                                       52,316
  1,256,864   USAA FLEXIBLE INCOME FUND                                        13,034
  1,429,109   USAA GROWTH FUND                                                 34,742
  3,867,533   USAA INCOME STOCK FUND                                           69,306
  5,570,335   USAA INTERNATIONAL FUND                                         166,052
    802,492   USAA PRECIOUS METALS AND MINERALS FUND                           11,082
  1,864,508   USAA REAL RETURN FUND                                            19,335
  1,222,143   USAA S&P 500 INDEX FUND                                          34,428
  3,002,643   USAA SMALL CAP STOCK FUND*                                       54,228
  2,112,674   USAA TOTAL RETURN STRATEGY FUND                                  19,500
  3,392,950   USAA VALUE FUND                                                  68,368
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $442,641)        565,294
                                                                        -------------

              FIXED-INCOME FUNDS (2.1%)
    310,340   USAA HIGH INCOME FUND                                             2,725
    301,851   USAA INCOME FUND                                                  3,996
    539,830   USAA INTERMEDIATE-TERM BOND FUND                                  5,890
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $12,592)                  12,611
                                                                        -------------

              ULTRA SHORT FUNDS (1.0%)
    607,992   USAA ULTRA SHORT-TERM BOND FUND (COST: $6,144)                    6,147
                                                                        -------------

              MONEY MARKET INSTRUMENTS (1.6%)

              MONEY MARKET FUNDS (1.6%)
  9,298,817   STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                 PREMIER CLASS, 0.09% (A)(COST: $9,299)                         9,299
                                                                        -------------

              TOTAL INVESTMENTS (COST: $470,676)                        $     593,351
                                                                        =============

================================================================================

9  | USAA TARGET RETIREMENT 2050 FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $     565,294     $        --     $         --     $     565,294
FIXED-INCOME FUNDS                            12,611              --               --            12,611
ULTRA SHORT FUNDS                              6,147              --               --             6,147
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                           9,299              --               --             9,299
-------------------------------------------------------------------------------------------------------
TOTAL                                  $     593,351     $        --     $         --     $     593,351
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

PORTFOLIO OF INVESTMENTS

USAA TARGET RETIREMENT 2060 FUND
SEPTEMBER 30, 2014 (UNAUDITED)

                                                                               MARKET
NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                          (000)
-------------------------------------------------------------------------------------
              EQUITY & ALTERNATIVE FUNDS (96.5%)
     21,923   USAA AGGRESSIVE GROWTH FUND                               $         932
    126,694   USAA EMERGING MARKETS FUND                                        2,217
     37,451   USAA FLEXIBLE INCOME FUND                                           388
     56,185   USAA GROWTH FUND                                                  1,366
    153,587   USAA INCOME STOCK FUND                                            2,752
    225,109   USAA INTERNATIONAL FUND                                           6,711
     26,466   USAA PRECIOUS METALS AND MINERALS FUND                              366
     54,588   USAA REAL RETURN FUND                                               566
     49,479   USAA S&P 500 INDEX FUND                                           1,394
    123,279   USAA SMALL CAP STOCK FUND*                                        2,226
     61,737   USAA TOTAL RETURN STRATEGY FUND                                     570
    136,247   USAA VALUE FUND                                                   2,745
                                                                        -------------
              TOTAL EQUITY & ALTERNATIVE MUTUAL FUNDS (COST: $21,508)          22,233
                                                                        -------------

              FIXED-INCOME FUNDS (0.1%)
        412   USAA HIGH INCOME FUND                                                 3
        278   USAA INCOME FUND                                                      4
        337   USAA INTERMEDIATE-TERM BOND FUND                                      4
        397   USAA SHORT-TERM BOND FUND                                             4
                                                                        -------------
              TOTAL FIXED-INCOME MUTUAL FUNDS (COST: $15)                          15
                                                                        -------------

              ULTRA SHORT FUNDS (1.0%)
     22,802   USAA ULTRA SHORT-TERM BOND FUND (COST: $231)                        230
                                                                        -------------

              MONEY MARKET INSTRUMENTS (2.0%)

              MONEY MARKET FUNDS (2.0%)
    467,551   STATE STREET INSTITUTIONAL LIQUID RESERVES FUND
                 PREMIER CLASS, 0.09% (A)(COST: $467)                             467
                                                                        -------------

              TOTAL INVESTMENTS (COST: $22,221)                         $      22,945
                                                                        =============

================================================================================

11  | USAA TARGET RETIREMENT 2060 FUND

================================================================================

($ IN 000S)                                          VALUATION HIERARCHY
                                                     -------------------

                                         (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                       QUOTED PRICES        OTHER         SIGNIFICANT
                                         IN ACTIVE       SIGNIFICANT      UNOBSERVABLE
                                          MARKETS        OBSERVABLE          INPUTS
                                       FOR IDENTICAL       INPUTS
ASSETS                                     ASSETS                                                 TOTAL
-------------------------------------------------------------------------------------------------------
EQUITY & ALTERNATIVE FUNDS             $      22,233     $        --     $         --     $      22,233
FIXED-INCOME FUNDS                                15              --               --                15
ULTRA SHORT FUNDS                                230              --               --               230
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                             467              --               --               467
-------------------------------------------------------------------------------------------------------
TOTAL                                  $      22,945     $        --     $         --     $      22,945
-------------------------------------------------------------------------------------------------------

FOR THE PERIOD OF JANUARY 1, 2014, THROUGH SEPTEMBER 30, 2014, THERE WERE NO TRANSFERS OF SECURITIES BETWEEN LEVELS. THE FUND'S POLICY IS TO RECOGNIZE ANY TRANSFERS INTO AND OUT OF THE LEVELS AS OF THE BEGINNING OF THE PERIOD IN WHICH THE EVENT OR CIRCUMSTANCE THAT CAUSED THE TRANSFER OCCURRED.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

NOTES TO PORTFOLIOS OF INVESTMENTS

SEPTEMBER 30, 2014 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (THE TRUST), REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS AMENDED (THE 1940 ACT), IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY ORGANIZED AS A DELAWARE STATUTORY TRUST CONSISTING OF 52 SEPARATE FUNDS. THE INFORMATION PRESENTED IN THIS QUARTERLY REPORT PERTAINS ONLY TO THE USAA TARGET RETIREMENT INCOME FUND (TARGET INCOME), THE USAA TARGET RETIREMENT 2020 FUND (TARGET 2020), THE USAA TARGET RETIREMENT 2030 FUND (TARGET 2030), THE USAA TARGET RETIREMENT 2040 FUND (TARGET 2040), THE USAA TARGET RETIREMENT 2050 FUND (TARGET 2050), AND THE USAA TARGET RETIREMENT 2060 FUND (TARGET 2060) (COLLECTIVELY, THE FUNDS), WHICH ARE CLASSIFIED AS DIVERSIFIED UNDER THE 1940 ACT.

EACH FUND IS A "FUND OF FUNDS" IN THAT IT INVESTS IN A PORTFOLIO OF UNDERLYING USAA EQUITY AND FIXED-INCOME MUTUAL FUNDS (UNDERLYING USAA FUNDS) MANAGED BY USAA ASSET MANAGEMENT COMPANY (THE MANAGER), AN AFFILIATE OF THE FUNDS. THE FUNDS INVEST IN THE REWARD SHARES OF THE USAA S&P 500 INDEX FUND AND THE INSTITUTIONAL SHARES OF THE OTHER UNDERLYING FUNDS.

A. SECURITY VALUATION - THE TRUST'S BOARD OF TRUSTEES (THE BOARD) HAS ESTABLISHED THE VALUATION COMMITTEE (THE COMMITTEE), AND SUBJECT TO BOARD OVERSIGHT, THE COMMITTEE ADMINISTERS AND OVERSEES THE FUND'S VALUATION POLICIES AND PROCEDURES WHICH ARE APPROVED BY THE BOARD. AMONG OTHER THINGS, THESE POLICIES AND PROCEDURES ALLOW THE FUND TO UTILIZE INDEPENDENT PRICING SERVICES, QUOTATIONS FROM SECURITIES DEALERS, AND A WIDE VARIETY OF SOURCES AND INFORMATION TO ESTABLISH AND ADJUST THE FAIR VALUE OF SECURITIES AS EVENTS OCCUR AND CIRCUMSTANCES WARRANT.

THE COMMITTEE REPORTS TO THE BOARD ON A QUARTERLY BASIS AND MAKES
RECOMMENDATIONS TO THE BOARD AS TO PRICING METHODOLOGIES AND SERVICES USED BY THE FUND AND PRESENTS ADDITIONAL INFORMATION TO THE BOARD REGARDING APPLICATION OF THE PRICING AND FAIR VALUATION POLICIES AND PROCEDURES DURING THE PRECEDING QUARTER.

THE COMMITTEE MEETS AS OFTEN AS NECESSARY TO MAKE PRICING AND FAIR VALUE DETERMINATIONS. IN ADDITION, THE COMMITTEE HOLDS REGULAR MONTHLY MEETINGS TO REVIEW PRIOR ACTIONS TAKEN BY THE COMMITTEE AND THE MANAGER. AMONG OTHER THINGS, THESE MONTHLY MEETINGS INCLUDE A REVIEW AND ANALYSIS OF BACK TESTING REPORTS, PRICING SERVICE QUOTATION COMPARISONS, ILLIQUID SECURITIES AND FAIR VALUE DETERMINATIONS, PRICING MOVEMENTS, AND DAILY STALE PRICE MONITORING.

THE VALUE OF EACH SECURITY IS DETERMINED (AS OF THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (NYSE) ON EACH BUSINESS DAY THE NYSE IS OPEN) AS SET FORTH
BELOW:

1. INVESTMENTS IN THE UNDERLYING USAA FUNDS AND OTHER OPEN-END INVESTMENT COMPANIES, OTHER THAN EXCHANGE-TRADED FUNDS (ETFS) ARE VALUED AT THEIR NET ASSET VALUE (NAV) AT THE END OF EACH BUSINESS DAY.

================================================================================

13  | USAA TARGET RETIREMENT FUNDS

================================================================================

2. THE UNDERLYING USAA FUNDS HAVE SPECIFIC VALUATION PROCEDURES. SECURITIES HELD BY AN UNDERLYING USAA FUND FOR WHICH MARKET QUOTATIONS ARE NOT READILY AVAILABLE OR ARE CONSIDERED UNRELIABLE, OR WHOSE VALUES HAVE BEEN MATERIALLY AFFECTED BY EVENTS OCCURRING AFTER THE CLOSE OF THEIR PRIMARY MARKETS BUT BEFORE THE PRICING OF A FUND, ARE VALUED IN GOOD FAITH AT FAIR VALUE, USING METHODS DETERMINED BY THE MANAGER IN CONSULTATION WITH A FUND'S SUBADVISERS, IF APPLICABLE, UNDER VALUATION PROCEDURES APPROVED BY THE BOARD. THE EFFECT OF FAIR VALUE PRICING IS THAT SECURITIES MAY NOT BE PRICED ON THE BASIS OF QUOTATIONS FROM THE PRIMARY MARKET IN WHICH THEY ARE TRADED AND THE ACTUAL PRICE REALIZED FROM THE SALE OF A SECURITY MAY DIFFER MATERIALLY FROM THE FAIR VALUE PRICE. VALUING THESE SECURITIES AT FAIR VALUE IS INTENDED TO CAUSE A FUND'S NAV TO BE MORE RELIABLE THAN IT OTHERWISE WOULD BE.

FAIR VALUE METHODS USED BY THE MANAGER INCLUDE, BUT ARE NOT LIMITED TO, OBTAINING MARKET QUOTATIONS FROM SECONDARY PRICING SERVICES, BROKER-DEALERS, OR WIDELY USED QUOTATION SYSTEMS. GENERAL FACTORS CONSIDERED IN DETERMINING THE FAIR VALUE OF SECURITIES INCLUDE FUNDAMENTAL ANALYTICAL DATA, THE NATURE AND DURATION OF ANY RESTRICTIONS ON DISPOSITION OF THE SECURITIES, AND AN EVALUATION OF THE FORCES THAT INFLUENCED THE MARKET IN WHICH THE SECURITIES ARE PURCHASED AND SOLD.

B. FAIR VALUE MEASUREMENTS - FAIR VALUE IS DEFINED AS THE PRICE THAT WOULD BE RECEIVED TO SELL AN ASSET OR PAID TO TRANSFER A LIABILITY IN AN ORDERLY TRANSACTION BETWEEN MARKET PARTICIPANTS AT THE MEASUREMENT DATE. THE THREE-LEVEL VALUATION HIERARCHY DISCLOSED IN THE PORTFOLIO OF INVESTMENTS IS BASED UPON THE TRANSPARENCY OF INPUTS TO THE VALUATION OF AN ASSET OR LIABILITY AS OF THE MEASUREMENT DATE. THE THREE LEVELS ARE DEFINED AS FOLLOWS:

LEVEL 1 - INPUTS TO THE VALUATION METHODOLOGY ARE QUOTED PRICES (UNADJUSTED) IN ACTIVE MARKETS FOR IDENTICAL SECURITIES.

LEVEL 2 - INPUTS TO THE VALUATION METHODOLOGY ARE OTHER SIGNIFICANT OBSERVABLE INPUTS, INCLUDING QUOTED PRICES FOR SIMILAR SECURITIES, INPUTS THAT ARE OBSERVABLE FOR THE SECURITIES, EITHER DIRECTLY OR INDIRECTLY, AND
MARKET-CORROBORATED INPUTS SUCH AS MARKET INDICES.

LEVEL 3 - INPUTS TO THE VALUATION METHODOLOGY ARE UNOBSERVABLE AND SIGNIFICANT TO THE FAIR VALUE MEASUREMENT, INCLUDING THE MANAGER'S OWN ASSUMPTIONS IN DETERMINING THE FAIR VALUE.

THE INPUTS OR METHODOLOGIES USED FOR VALUING SECURITIES ARE NOT NECESSARILY AN INDICATION OF THE RISKS ASSOCIATED WITH INVESTING IN THOSE SECURITIES.

C. AS OF SEPTEMBER 30, 2014, THE COST OF SECURITIES, FOR FEDERAL INCOME TAX PURPOSES, WAS APPROXIMATELY THE SAME AS THAT REPORTED IN THE PORTFOLIO OF INVESTMENTS. AS OF SEPTEMBER 30, 2014, GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS AND RESULTING NET APPRECIATION (DEPRECIATION), WERE AS FOLLOWS (IN THOUSANDS):

                           TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050   TARGET 2060
--------------------------------------------------------------------------------------------------------------
UNREALIZED APPRECIATION          $45,538      $109,831      $226,381      $256,273      $129,836          $838
UNREALIZED DEPRECIATION              533         3,266        11,558        14,967         7,161           114
--------------------------------------------------------------------------------------------------------------
NET                              $45,005      $106,565      $214,823      $241,306      $122,675          $724
--------------------------------------------------------------------------------------------------------------

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  14

================================================================================

D. THE PORTFOLIO OF INVESTMENTS CATEGORY PERCENTAGES SHOWN REPRESENT THE PERCENTAGES OF THE INVESTMENTS TO NET ASSETS, AND, IN TOTAL, MAY NOT EQUAL 100%. A CATEGORY PERCENTAGE OF 0.0% REPRESENTS LESS THAN 0.1% OF NET ASSETS. AS OF SEPTEMBER 30, 2014, NET ASSETS WERE AS FOLLOWS (IN THOUSANDS):

                           TARGET INCOME   TARGET 2020   TARGET 2030   TARGET 2040   TARGET 2050   TARGET 2060
--------------------------------------------------------------------------------------------------------------
NET ASSETS                      $375,123      $653,979    $1,129,219    $1,159,896      $593,445       $23,035

E. TRANSACTIONS WITH AFFILIATED FUNDS - THE FOLLOWING TABLES PROVIDE DETAILS RELATED TO EACH FUND'S INVESTMENT IN THE UNDERLYING USAA FUNDS AS OF SEPTEMBER 30, 2014 (IN THOUSANDS):

TARGET INCOME:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                  $  598       $  380       $    -                $ 24          $ 4,446       $ 4,955
EMERGING MARKETS                    1,138        1,854            -                  10           11,870        11,342
FLEXIBLE INCOME                     1,272            -          475                   -           12,516        14,249
GROWTH                                  -            -            -                   -            6,982         7,487
HIGH INCOME                           819          762          819                  (7)          19,786        20,038
INCOME                              1,307          551        1,002                   1           38,665        40,311
INCOME STOCK                          353        2,540          340                 111           16,222        14,725
INTERMEDIATE-TERM BOND              3,042        1,459        1,876                  14           58,008        60,825
INTERNATIONAL                       2,894        1,920            -                  39           34,660        35,031
PRECIOUS METALS AND MINERALS            -            -            -                   -            1,487         1,570
REAL RETURN                         1,619           65          283                   -           16,407        18,127
S&P 500 INDEX                         160        2,234          105                 686            9,083         7,536
SHORT-TERM BOND                     5,061        1,684        1,100                 (11)          78,120        81,657
SMALL CAP STOCK                       571          500            -                  23           12,122        11,593
TOTAL RETURN STRATEGY                  58          256           58                   6            5,898         5,885
ULTRA SHORT-TERM BOND               4,291        1,102          212                  (1)          18,174        21,359
VALUE                               5,051            -            -                   -            9,196        14,678

TARGET 2020:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                 $ 2,072      $   250       $    -              $    8         $ 12,134      $ 14,602
EMERGING MARKETS                    4,986        6,944            -                (161)          32,006        30,418
FLEXIBLE INCOME                     2,816            -          753                   -           19,617        23,145
GROWTH                              3,885        1,375            -                 621           18,113        21,923
HIGH INCOME                         1,544        4,897        1,544                  41           36,746        33,797
INCOME                              3,082        8,266        1,655                 216           63,446        59,745
INCOME STOCK                        9,064        8,566          900                 518           41,887        44,084
INTERMEDIATE-TERM BOND              5,594       13,960        3,272                (173)         100,044        93,843
INTERNATIONAL                       6,713        6,446            -                  99           91,583        90,152
PRECIOUS METALS AND MINERALS          801          890            -                (772)           4,821         5,080
REAL RETURN                         4,060            -          455                   -           25,479        29,772
S&P 500 INDEX                       4,231        7,941          284               2,400           24,441        22,017
SHORT-TERM BOND                    12,407       10,631        1,066                 (19)          70,718        72,627
SMALL CAP STOCK                     1,577        1,000            -                  29           30,820        29,845
TOTAL RETURN STRATEGY                 901            -          120                   -           11,629        12,884
ULTRA SHORT-TERM BOND               5,296        2,038          167                  (3)          13,479        16,731
VALUE                              18,102            -            -                   -           24,473        43,634

================================================================================

15  | USAA TARGET RETIREMENT FUNDS

================================================================================

TARGET 2030:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                 $ 4,828      $   831       $    -              $   50         $ 31,105      $ 36,758
EMERGING MARKETS                    7,507       13,361            -                (988)          78,861        74,181
FLEXIBLE INCOME                     6,528            -        1,055                   -           26,382        33,845
GROWTH                              7,022        1,063            -                 185           45,410        54,631
HIGH INCOME                         2,111       10,864        2,111                 559           51,260        43,086
INCOME                              7,536       16,578        1,936                 374           74,263        66,939
INCOME STOCK                       18,068       16,469        2,322                 938          103,798       109,863
INTERMEDIATE-TERM BOND             15,000       27,771        4,044                (488)         120,179       110,013
INTERNATIONAL                       9,040        1,064            -                 (19)         221,082       224,643
PRECIOUS METALS AND MINERALS        3,330            -            -                   -           10,785        14,308
REAL RETURN                         8,848            -          662                   -           36,586        45,612
S&P 500 INDEX                       7,936       17,515          745               4,966           60,941        54,868
SHORT-TERM BOND                       326        3,356          326                 (15)          23,917        20,941
SMALL CAP STOCK                         -        1,250            -                  38           79,032        73,778
TOTAL RETURN STRATEGY               5,036            -          244                   -           22,255        27,947
ULTRA SHORT-TERM BOND               7,829        2,496          104                  (4)           6,299        11,620
VALUE                              44,839            -            -                   -           61,285       108,735

TARGET 2040:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                 $ 5,905      $ 2,731       $    -             $   169         $ 40,145      $ 45,458
EMERGING MARKETS                    7,143       14,093            -              (1,510)          97,067        91,508
FLEXIBLE INCOME                     4,147            -          896                   -           22,918        27,893
GROWTH                              8,917            -            -                   -           55,242        68,133
HIGH INCOME                         1,080       12,735        1,080               1,869           27,720        16,418
INCOME                              2,979       19,243          993                 619           39,920        24,595
INCOME STOCK                       21,209       17,356        2,903                 955          127,716       137,139
INTERMEDIATE-TERM BOND              4,028       30,791        2,131                (461)          66,355        41,042
INTERNATIONAL                      19,606        2,603            -                (103)         271,602       282,888
PRECIOUS METALS AND MINERALS        6,199            -            -                   -           14,510        20,739
REAL RETURN                         7,850            -          586                   -           32,321        40,343
S&P 500 INDEX                       8,893       19,078          921               5,269           74,303        68,430
SHORT-TERM BOND                        23        1,353           23                  (5)           1,798           474
SMALL CAP STOCK                     2,026        2,244            -                  48           98,138        92,927
TOTAL RETURN STRATEGY              10,023            -          295                   -           24,606        35,299
ULTRA SHORT-TERM BOND               6,791        1,300          108                  (3)           6,904        12,384
VALUE                              53,309          750            -                  12           79,857       135,722

================================================================================

                                        NOTES TO PORTFOLIOS OF INVESTMENTS |  16

================================================================================

TARGET 2050:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                 $ 1,277       $    -       $    -              $    -         $ 20,417      $ 22,903
EMERGING MARKETS                    5,839        8,206            -                (138)          53,946        52,316
FLEXIBLE INCOME                     2,166            -          412                   -           10,487        13,034
GROWTH                              1,456            -            -                   -           30,960        34,742
HIGH INCOME                           121        1,250          121                  20            3,811         2,725
INCOME                                814        1,750           88                 (48)           4,849         3,996
INCOME STOCK                        4,256        8,932        1,595                 316           70,753        69,306
INTERMEDIATE-TERM BOND              1,402        2,356          169                  (9)           6,731         5,890
INTERNATIONAL                      18,207            -            -                   -          151,050       166,052
PRECIOUS METALS AND MINERALS        2,435            -            -                   -            8,540        11,082
REAL RETURN                         3,937            -          286                   -           15,316        19,335
S&P 500 INDEX                       1,443        9,861          497               2,273           40,398        34,428
SMALL CAP STOCK                     3,041          250            -                   7           54,305        54,228
TOTAL RETURN STRATEGY               3,599            -          167                   -           15,490        19,500
ULTRA SHORT-TERM BOND               4,666        2,046           63                  (3)           3,533         6,147
VALUE                              25,454            -            -                   -           40,881        68,368

TARGET 2060:

                                 PURCHASE       SALES      DIVIDEND        REALIZED                MARKET VALUE
AFFILIATED USAA FUND              COST(A)     PROCEEDS      INCOME       GAIN (LOSS)(B)       12/31/2013    09/30/2014
---------------------------     ----------   ----------   ----------   -----------------     --------------------------
AGGRESSIVE GROWTH                 $  440        $  -            $ -                 $ -           $  443        $  932
EMERGING MARKETS                     961           3              -                   -            1,240         2,217
FLEXIBLE INCOME                      225           -              9                   -              159           388
GROWTH                               661          53              -                  (1)             671         1,366
HIGH INCOME                            4           -              -                   -                -             3
INCOME                                 3           -              -                   -                -             4
INCOME STOCK                       1,155         120             55                  (2)           1,608         2,752
INTERMEDIATE-TERM BOND                 4           -              -                   -                -             4
INTERNATIONAL                      3,367          60              -                  (1)           3,518         6,711
PRECIOUS METALS AND MINERALS         230           -              -                   -              161           366
REAL RETURN                          507         181              7                   1              245           566
S&P 500 INDEX                        434          25             18                   -              898         1,394
SHORT-TERM BOND                        4           -              -                   -                -             4
SMALL CAP STOCK                    1,260          67              -                  (4)           1,129         2,226
TOTAL RETURN STRATEGY                508         190              4                   2              245           570
ULTRA SHORT-TERM BOND                483         332              3                   -               80           230
VALUE                              1,837          62              -                  (2)             900         2,745

(A) INCLUDES REINVESTMENT OF DISTRIBUTIONS FROM DIVIDEND INCOME AND REALIZED GAINS.
(B) INCLUDES CAPITAL GAIN DISTRIBUTIONS RECEIVED, IF ANY.

SPECIFIC NOTES

(A) RATE REPRESENTS THE MONEY MARKET FUND ANNUALIZED SEVEN-DAY YIELD AT SEPTEMBER 30, 2014.
*     NON-INCOME-PRODUCING SECURITY.

================================================================================

17  | USAA TARGET RETIREMENT FUNDS


ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.









                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended September 30, 2014

By:      /S/ DANIEL J. MAVICO
         --------------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     11/20/2014
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     11/21/2014
         ------------------------------


By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     11/20/2014
         ------------------------------